Institutional [Member] Shareholder Fees - Institutional - Harding Loevner Institutional Emerging Markets Portfolio - Institutional Class	Oct. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%